[MERRIMAC LOGO]


January 27, 1999


Dear Shareholder:


We are pleased to provide you with the 1998 Annual Report of the Merrimac Series. The Merrimac Cash Series and Merrimac Treasury Series commenced operations on June 25, 1998 and the Merrimac Short Term Asset Reserve Series began operations on August 7, 1998. The funds are part of a master-feeder program under which each fund invests its assets in a master portfolio having identical investment objectives. The program is described further in the footnotes to the enclosed financial statements.

On September 1, 1998, Allmerica Asset Management, Inc. replaced The Bank of New York as sub-adviser for the Merrimac Cash Portfolio. We thank BNY both for their investment management expertise since the start of the portfolio's operations in November 1996 and for their overall support in the development of the Merrimac products.

On January 4, 1999, Merrimac Treasury Series (and the related Merrimac Treasury Portfolio) changed its instrument restrictions to allow for purchase of only direct Treasury obligations, eliminating the availability of government agency obligations as an investment alternative. Concurrent with this change, M & I Investment Management Corp. became sub-adviser for Merrimac Treasury Portfolio, replacing Aeltus Investment Management, Inc. We would like to thank Aeltus for their efforts in managing the portfolio since its inception in April 1997.

We thank our shareholders for your support and participation. We look forward to continuing to serve you in the future.


Very truly yours,


/S/ George A. Rio

George A. Rio
President

               200 Clarendon Street      o      Boston, MA 02116

                   1.888.MERRMAC         o      Fax 617.587.4402

                                 Merrimac Series

                                 Distributed by:

                            [Funds Distributor Logo]

                             FUNDS DISTRIBUTOR INC.

                                 Merrimac Series

                      Statements of Assets and Liabilities
                                December 31, 1998
================================================================================

                                                                                                               Short-Term
                                                                      Cash                Treasury           Asset Reserve
                                                                     Series                Series               Series
                                                                  --------------       ---------------       --------------
Assets
    Investment in corresponding Portfolio, at value (Note 1)      $ 115,928,788        $  114,725,941        $   1,015,161
    Receivable from Custodian (Note 4)                                       --                    --                9,912
    Deferred organization expense (Note 1)                               10,750                 8,510                   --
    Prepaid expenses                                                      6,420                10,670                4,910
                                                                  --------------       ---------------       --------------
       Total assets                                                 115,945,958           114,745,121            1,029,983

Liabilities
    Distributions payable to shareholders                               534,330               330,952               15,485
    Accrued expenses                                                    184,519                92,713                6,611
                                                                  --------------       ---------------       --------------
       Total liabilities                                                718,849               423,665               22,096
                                                                  --------------       ---------------       --------------
Net Assets                                                        $ 115,227,109        $  114,321,456        $   1,007,887
                                                                  ==============       ===============       ==============

Net Assets consist of
    Paid in capital                                               $ 115,223,400        $  114,320,187        $   1,007,780
    Accumulated net realized gain on investments                          3,709                 1,269                3,822
    Unrealized net loss on investments                                       --                    --               (3,715)
                                                                  --------------       ---------------       --------------
       Total net assets                                           $ 115,227,109        $  114,321,456        $   1,007,887
                                                                  ==============       ===============       ==============

Total Net Assets
    Premium Class                                                 $     100,002        $           --        $   1,007,887
                                                                  ==============       ===============       ==============
    Institutional Class                                           $ 115,127,107        $  114,321,456        $          --
                                                                  ==============       ===============       ==============

Shares of Beneficial Interest Outstanding
    Premium Class                                                       100,000                    --              101,107
                                                                  ==============       ===============       ==============
    Institutional Class                                             115,123,400           114,320,187                   --
                                                                  ==============       ===============       ==============

Net Asset Value, Maximum Offer and Redemption Price per Share     $        1.00        $         1.00        $        9.97
                                                                  ==============       ===============       ==============


                            Statements of Operations
================================================================================

                                                                                                                  Short-Term
                                                              Cash                     Treasury                  Asset Reserve
                                                             Series                     Series                      Series
                                                      --------------------      ----------------------     -------------------------
                                                         For the Period             For the Period               For the Period
                                                          June 25, 1998             June 25, 1998                August 7, 1998
                                                        (Commencement of           (Commencement of             (Commencement of
                                                           Operations)               Operations)                   Operations)
                                                      to December 31, 1998       to December 31, 1998         to December 31, 1998
                                                      --------------------      ----------------------     -------------------------
Net Investment Income Allocated from Portfolio
  (Note 1)
    Interest                                          $       4,921,602           $      1,708,363             $       130,868
    Expenses                                                   (160,734)                   (90,813)                     (5,864)
                                                      ------------------          -----------------            ----------------
       Net investment income from Portfolio                   4,760,868                  1,617,550                     125,004
                                                      ------------------          -----------------            ----------------

Fund Expenses
    Accounting, transfer agency, and administration
      fees (Note 4)                                               8,773                      3,542                         636
    Legal                                                        10,577                      7,500                       1,272
    Insurance                                                     5,342                      1,300                         509
    Printing                                                      3,082                      1,000                         636
    Trustees fees and expenses                                    5,901                        988                         140
    Audit and tax return preparation fees                        20,545                      8,000                       3,521
    Registration                                                 57,321                     33,000                       4,944
    Amortization of organization expenses (Note 1)                1,250                        990                          --
    Miscellaneous                                                 5,896                      2,700                         457
                                                      ------------------          -----------------            ----------------
       Total expenses common to all classes                     118,687                     59,020                      12,115
       Expense reimbursement and waiver (Note 4)                     --                         --                      10,336
                                                      ------------------          -----------------            ----------------
       Net expenses                                             118,687                     59,020                       1,779

    Shareholder servicing fee-Institutional Class               217,806                     88,555                          --
                                                      ------------------          -----------------            ----------------
       Total expenses                                           336,493                    147,575                       1,779
                                                      ------------------          -----------------            ----------------

Net Investment Income                                         4,424,375                  1,469,975                     123,225

Net Realized Gain on Investments Allocated from
  Portfolio                                                       3,709                      1,269                       3,822
                                                      ------------------          -----------------            ----------------

Net Unrealized Loss on Investments Allocated
 from Portfolio                                                      --                         --                      (3,715)
                                                      ------------------          -----------------            ----------------

Net Increase in Net Assets from Operations            $       4,428,084           $      1,471,244             $       123,332
                                                      ==================          =================            ================

    The accompanying notes are an integral part of the financial statements.

                                 Merrimac Series

                       Statements of Changes in Net Assets
================================================================================

                                                                                                                  Short-Term
                                                              Cash                     Treasury                  Asset Reserve
                                                             Series                     Series                      Series
                                                      --------------------      ----------------------     -------------------------
                                                         For the Period             For the Period               For the Period
                                                          June 25, 1998             June 25, 1998                August 7, 1998
                                                        (Commencement of           (Commencement of             (Commencement of
                                                           Operations)               Operations)                   Operations)
                                                      to December 31, 1998       to December 31, 1998         to December 31, 1998
                                                      --------------------      ----------------------     -------------------------
Increase (Decrease) in Net Assets
Operations
    Net investment income                              $      4,424,375           $      1,469,975             $       123,225
    Net realized gain allocated from Portfolio                    3,709                      1,269                       3,822
    Net unrealized loss allocated from Portfolio                     --                         --                      (3,715)
                                                       -----------------          -----------------            ----------------
       Net increase in net assets from operations             4,428,084                  1,471,244                     123,332
                                                       -----------------          -----------------            ----------------

Dividends Declared from Net Investment Income
    Premium Class                                               (32,029)                        --                    (123,225)
    Institutional Class                                      (4,392,346)                (1,469,975)                         --
                                                       -----------------          -----------------            ----------------
                Total dividends declared                     (4,424,375)                (1,469,975)                   (123,225)
                                                       -----------------          -----------------            ----------------

Fund Share Transactions (Note 6)
    Proceeds from shares sold                               445,807,182                285,700,675                  14,000,030
    Proceeds from shares reinvested                              18,202                         --                     107,750
    Payment for shares redeemed                            (330,701,984)              (171,380,488)                (13,100,000)
                                                       -----------------          -----------------            ----------------
       Net increase in net assets derived from
         share transactions                                 115,123,400                114,320,187                   1,007,780
                                                       -----------------          -----------------            ----------------

    Net increase in net assets                              115,127,109                114,321,456                   1,007,887

Net Assets
    Beginning of period                                         100,000                         --                          --
                                                       -----------------          -----------------            ----------------
    End of period                                      $    115,227,109           $    114,321,456             $     1,007,887
                                                       =================          =================            ================


                              Financial Highlights
=======================================================================
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                                                                     Short-Term
                                                                                          Treasury                 Asset Reserve
                                                           Cash Series                     Series                      Series
                                             -----------------------------------    ----------------------      --------------------
                                                         For the Period                 For the Period             For the Period
                                                          June 25, 1998                 June 25, 1998              August 7, 1998
                                                        (Commencement of               (Commencement of           (Commencement of
                                                           Operations)                   Operations)                 Operations)
                                                      to December 31, 1998           to December 31, 1998       to December 31, 1998
                                             -----------------------------------    ----------------------      --------------------

                                             ------------------------------------   ----------------------      --------------------
                                             Premium Class    Institutional Class    Institutional Class            Premium Class
                                             ---------------  -------------------    -------------------        --------------------
Net asset value, beginning of period           $    1.00         $      1.00           $       1.00                $      10.00
                                               ----------        ------------          -------------            --------------------


    Net investment income                         0.0275              0.0262                 0.0220                       0.235


    Dividends from net investment income         (0.0275)            (0.0262)               (0.0220)                     (0.235)

    Net realized and unrealized loss on
      investments                                     --                  --                     --                      (0.030)
                                               ------------------------------          -------------            --------------------


Net asset value, end of period                 $    1.00         $      1.00           $       1.00                $      9.97
                                               ==============================          =============            ====================


Total Return (1)                                   5.41%               5.15%                  4.31%                       5.22%


Annualized Ratios to Average Net Assets/
Supplemental Data
    Net expenses                                   0.33%               0.58%                  0.67%                       0.36%
    Net investment income                          5.28%               5.03%                  4.23%                       5.80%
    Net expenses, before waivers and
      reimbursements                               0.34%               0.59%                     --                       1.36%
    Net assets, end of period
      (000s omitted)                                $100            $115,127               $114,321                      $1,008



(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Series

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies

     The Merrimac Series (the "Trust") was organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Treasury Series (the "Treasury Series") and the Merrimac Short-Term Asset Reserve Series (the "STAR Series") (collectively, the "Funds") are separate diversified investment portfolios or series of the Trust. The Funds consist of three classes of shares, the Premium Class, the Institutional Class and the Investment Class. The Cash Series and Treasury Series commenced operation on June 25, 1998. The STAR Series commenced operation on August 7, 1998.

     The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio") and the Standish Short-Term Asset Reserve Portfolio (the "STAR Portfolio"), respectively. The Cash Portfolio and the Treasury Portfolio, each an open-end investment management company and a series of the Merrimac Master Portfolio, and the STAR Portfolio, an open-end investment company and a subtrust of Standish Ayer & Wood Master Portfolio, are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At December 31, 1998, the investment by the Cash Series, the Treasury Series and the STAR Series represent ownership of proportionate interests of 14.6%, 100% and 0.4%, respectively, of their corresponding portfolios.

     The policies of the Cash Series and the Treasury Series are designed to maintain a stable net asset value of $1.00 per share. The Cash Series and the Treasury Series have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that the Cash Series and the Treasury Series will be able to maintain a stable net asset value. The net asset value of the STAR Series shares will fluctuate.

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment Security Valuations

     The Funds record investments in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of each Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities Transactions and Income

     The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. Federal Income Taxes

     Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. Deferred Organization Expense

     Costs incurred by the Cash Series and Treasury Series in connection with their organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Fund.

                            Merrimac Series

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     E. Expense Allocation

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to each of the Funds.

(2)  Dividends and Distributions to Shareholders

     Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)  Shareholder Servicing and Distribution Plans

     The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class and Investment Class may pay an annual fee of up to 0.25% of the value of the assets that an organization services on behalf of its clients. Under a Distribution Plan, the Investment Class may also pay an annual distribution fee of up to 0.25% of the value of the assets that an organization invests in the Funds on behalf of its clients. The Investment Class of each Fund, the Premium Class of the Treasury Series and the Institutional Class of the STAR Series have not yet commenced operations.

(4)  Management Fee and Affiliated Transactions

     The Cash Portfolio and Treasury Portfolio retain Investors Bank & Trust Company ("Investors Bank") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and Aeltus Investment Management, Inc. ("Aeltus") serves as sub-adviser to the Treasury Portfolio. The STAR Portfolio retains Standish, Ayer & Wood, Inc. as investment adviser. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

     Prior to September 1, 1998, The Bank of New York ("BNY") served as sub-adviser to the Cash Portfolio. A new Sub-Adviser Agreement with AAM was approved by the Board of Trustees at a meeting held on July 30, 1998 and by shareholders at a meeting of shareholders held on August 28, 1998.

     Investors Bank serves as administrator, custodian and transfer agent to the Trust and provides fund accounting services to the STAR Series. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, provides fund accounting services to the Cash Series and the Treasury Series. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Cash Series and the Treasury Series and 0.03% of the average net assets of the STAR Series.

     Investors Bank has voluntarily agreed to waive 0.02% of the average net assets of the STAR Series. Investors Bank has voluntarily agreed to limit the total Fund operating expenses of the STAR Series to 0.36% of the average daily net assets.

     Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

                            Merrimac Series

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)  Investment Transactions


     Investments in and withdrawls from the respective Portfolios were as follows:

                                            Cash Series            Treasury Series            STAR Series
                                        --------------------     -------------------      --------------------
                                           June 25, 1998            June 25, 1998            August 7, 1998
                                          (Commencement of         (Commencement of         (Commencement of
                                           Operations) to           Operations) to           Operations) to
                                         December 31, 1998        December 31, 1998        December 31, 1998
                                        --------------------     -------------------      --------------------
        Investments in Portfolio           $ 445,925,384           $ 285,700,675              $ 14,107,780
        Withdrawls from Portfolio           (334,761,173)           (172,593,523)              (13,217,083)

(6)  Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares for each class were as follows:

                                                                                   Treasury             STAR
                                                    Cash Series                      Series            Series
                                         ------------------------------------- ------------------  ------------------
                                           Premium Class      Institutional      Institutional      Premium Class
                                                                  Class              Class
                                         ------------------ -----------------  ------------------  --------------------
                                           June 25, 1998      June 25, 1998      June 25, 1998      August 7, 1998
                                         (Commencement of   (Commencement of    (Commencement of   (Commencement of
                                          Operations) to     Operations) to      Operations) to     Operations) to
                                         December 31, 1998  December 31, 1998   December 31, 1998  December 31, 1998
                                         -----------------  -----------------  ------------------  -----------------
           Shares sold ................      33,618,994         412,188,188        285,700,675           1,401,014
           Shares reinvested ..........          --                  18,202             --                  10,779
           Shares redeemed ............     (33,618,994)       (297,082,990)      (171,380,488)         (1,310,686)
                                          -------------      --------------       ------------        ------------
           Net increase in shares .....          --             115,123,400        114,320,187             101,107
                                          =============      ==============      =============        ============

     At December 31, 1998, Investors Bank as agent for its clients, was the record holder of all outstanding Institutional Class shares of each Fund. All outstanding Cash Series Premium Class shares, which represent the initial shares sold by the Trust, were held by the Trust's distributor. If any of the initial shares are redeemed, the amount paid by the Fund on any redemption of the initial shares will by reduced by the pro-rata portion of any unamortized organizational expenses of the Fund.

(7)  Subsequent Events

     Effective January 4, 1999, M&I Investment Management Corp. ("M&I") replaced Aeltus as sub-adviser of the Treasury Portfolio. The new Sub-Adviser Agreement with M&I was approved by the Board of Trustees at a meeting held on October 26, 1998 and by shareholders at a meeting of shareholders held on December 18, 1998.

     Effective January 4, 1999, the Treasury Portfolio will only invest in direct obligations of the U.S. Treasury. This non-fundamental investment policy change was approved by the Board of Trustees at a meeting held on October 26, 1998.

                                Merrimac Series

                         Other Information (Unaudited)
--------------------------------------------------------------------------------

     MERRIMAC TREASURY SERIES SOURCES OF INCOME

     The following table summarizes the percentage of income earned by the Merrimac Treasury Series in 1998 from various obligors. It is presented to assist Fund shareholders in preparing state tax returns.


        U.S. Treasury Obligations                            78.20%
        Federal Home Loan Bank Corporation                   16.98%
        Student Loan Marketing Association                    3.34%
        Federal Farm Credit Bank                              1.08%
        Federal Home Loan Mortgage Corporation                0.40%

     SHAREHOLDER VOTING RESULTS

     A special meeting of the Merrimac Cash Series shareholders was held on August 28, 1998 at which shareholders considered one proposal. The voting results were as follows:

     To approve a new Investment Sub-Adviser Agreement between Investors Bank & Trust Company (the "Adviser") and Allmerica Asset Management, Inc. (the "Sub-Adviser"), with respect to the assets of the Merrimac Cash Portfolio, a series of the Merrimac Master Portfolio:


                               Shares                Shares
        Shares For             Against              Abstaining
        ----------             -------              ----------
            0                     0                207,059,045

     A special meeting of the Merrimac Treasury Series shareholders was held on December 18, 1998 at which shareholders considered one proposal. The voting results were as follows:

     To approve a new Investment Sub-Adviser Agreement between Investors Bank & Trust Company (the "Adviser") and M&I Investment Management Corp. (the "Sub-Adviser"), with respect to the assets of the Merrimac Treasury Portfolio, a series of the Merrimac Master Portfolio:


                                Shares               Shares
        Shares For              Against             Abstaining
        ----------              -------             ----------
        83,125,905                 0                    0

Report of Ernst & Young LLP, Independent Auditors


To the Board of Trustees and
Shareholders of Merrimac Series

We have audited the accompanying statements of assets and liabilities of the Merrimac Cash Series, the Merrimac Treasury Series, and the Short-Term Asset Reserve Series (collectively, the "Series"), the three series comprising the Merrimac Series (the "Trust"), as of December 31, 1998, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series at December 31, 1998, the results of their operations, changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 18, 1999

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1998

==========================================================================================================================
                                                      Yield to                               Par
Security                                              Maturity        Maturity              Value                Value
==========================================================================================================================
Commercial Paper - 35.4%
Atlantis One Funding ..........................         5.52%          1/27/99          $  7,500,000       $     7,470,100
Atlantis One Funding ..........................         5.37%          3/31/99             7,500,000             7,400,431
Atlantis One Funding ..........................         5.15%          4/26/99             5,000,000             4,917,743
Barton Capital Corporation ....................         5.42%          2/19/99            10,000,000             9,926,228
Budget Funding Corporation ....................         5.40%          2/05/99            15,000,000            14,921,250
Credit Suisse First Boston ....................         5.19%          1/27/99             5,000,000             4,981,258
Equilon Enterprises LLC .......................         5.27%          2/25/99            15,000,000            14,879,229
Frontier Corporation ..........................         5.10%          3/29/99            10,000,000             9,876,750
General Electric Capital Corporation ..........         4.94%          2/12/99             5,000,000             4,971,183
General Electric Capital Corporation ..........         5.15%          3/09/99            20,000,000            19,808,305
GTE Corporation ...............................         5.47%          2/05/99             4,500,000             4,476,069
Iowa Student Loan Liquidation Company .........         5.60%          1/20/99            15,000,000            14,955,667
Jefferson Smurfit Financial ...................         5.44%          2/24/99            11,500,000            11,406,160
Lexington Parker Capital ......................         5.51%          1/04/99             3,500,000             3,498,393
Liberty Lighthouse U.S.  Capital ..............         5.41%          2/12/99            11,000,000            10,930,572
Morgan Stanley Dean Witter ....................         5.35%          1/22/99            14,000,000            13,956,309
Paine Webber Group ............................       5.59-5.60%       3/15/99            30,000,000            29,659,840
Pegasus Four Limited ..........................         5.38%          1/25/99            10,000,000             9,964,133
Pegasus Four Limited ..........................         5.43%          2/26/99            12,446,000            12,340,873
Pegasus Two Limited ...........................         5.47%          1/27/99            12,000,000            11,952,593
Sharp Electronics Corporation .................         5.48%          1/07/99            13,000,000            12,988,127
Sharp Electronics Corporation .................         5.42%          3/03/99            10,000,000             9,908,162
Songs Fuel Company ............................         5.02%          6/21/99             9,000,000             8,785,395
Uniao de Banco Brasilieros SA Grand Cayman ....         5.18%          4/21/99             3,000,000             2,952,517
Westways Funding I Limited ....................         5.32%          1/29/99             8,000,000             7,966,898
Westways Funding IV Limited ...................         5.46%          1/27/99            15,000,000            14,940,850
                                                                                                           ---------------
                                                                                                               279,835,035
                                                                                                           ---------------
Variable Rate Notes - 21.2%
Bankers Trust Corporation .....................       4.97-5.80%       1/04/99            16,000,000            15,948,201
Bear Stearns Company ..........................         5.75%          2/17/99            20,000,000            20,000,000
Beneficial Corporation ........................         5.46%          1/12/99             5,000,000             4,998,146
Donaldson Lufkin & Jenrette ...................         5.56%          1/05/99            33,000,000            33,000,000
General American Life Insurance Company .......         5.17%          1/04/99            30,000,000            30,000,000
Liberty Lighthouse U.S.  Capital ..............         5.60%          1/19/99             5,000,000             4,997,083
Liberty Lighthouse U.S.  Capital ..............         5.23%          3/09/99            14,000,000            14,000,000
Morgan Stanley Dean Witter ....................         5.30%          1/15/99            20,000,000            20,000,000
New England Educational Loan Marketing ........         5.32%          3/08/99             7,500,000             7,500,000
Paine Webber Group ............................         6.05%          1/21/99            13,000,000            13,000,000
Pittsburgh National Corporation ...............         4.85%          3/11/99             5,000,000             4,998,632
                                                                                                           ---------------
                                                                                                               168,442,062
                                                                                                           ---------------

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1998

==========================================================================================================================
                                                      Yield to                               Par
Security                                              Maturity        Maturity              Value                Value
==========================================================================================================================
Corporate Debt - 13.6%
Aetna Services ................................         5.66%         11/29/99          $ 10,000,000       $ 10,000,000
Bankers Trust Corporation .....................         5.63%          7/30/99            10,000,000         10,055,813
Bear Stearns Company ..........................         5.56%          3/15/99             9,460,000          9,473,722
Bear Stearns Company ..........................         5.31%          9/15/99             1,540,000          1,564,346
Caterpillar Financial Service Corporation .....         5.39%          7/01/99             1,000,000          1,006,802
Chemical New York Corporation .................         5.20%          6/15/99             1,600,000          1,632,336
First Chicago NBD Corporation .................       5.21-5.40%       7/01/99             9,000,000          9,200,576
First Union Corporation .......................         5.20%          6/15/99             1,000,000          1,018,881
Fleet Mortgage Group ..........................       5.16-5.32%       9/15/99             6,442,000          6,499,458
Ford Motor Credit Company .....................         5.32%          9/15/99             1,000,000          1,007,248
General Motors Acceptance Corporation .........         5.17%          6/22/99             2,585,000          2,609,827
General Motors Acceptance Corporation .........       4.95-5.32%       9/09/99             4,000,000          4,059,933
Household International BV ....................         5.30%          3/15/99             7,000,000          7,009,827
KeyCorp .......................................         5.69%          4/01/99             5,680,000          5,717,044
Morgan Stanley Group ..........................         5.22%          9/01/99             1,575,000          1,598,160
Norwest Financial .............................         5.31%          9/15/99             2,000,000          2,012,101
Salomon Brothers ..............................         5.31%         10/01/99             9,000,000          9,061,274
Sunamerica Corporation ........................       5.21-5.29%      10/31/99            13,450,000         13,551,554
Texaco Capital Corporation ....................         5.18%         11/01/99             2,500,000          2,556,470
Travelers Property Casualty Corporation .......         5.23%         10/01/99             5,000,000          5,036,903
Walt Disney Company ...........................         5.05%          6/21/99             3,522,000          3,541,248
                                                                                                           ------------
                                                                                                            108,213,523
                                                                                                           ------------
Certificates of Deposit - 12.7%
Bayerische Vereinsbank New York ...............         5.21%          5/07/99             5,000,000          5,009,201
National Bank Canada NY .......................         5.19%          2/17/99            20,000,000         20,000,259
Sanwa Bank, New York ..........................         5.99%          3/02/99            25,000,000         25,000,607
Sanwa Bank, New York ..........................         5.65%          4/05/99             5,500,000          5,500,139
Societe Generale ..............................         5.67%          2/09/99            30,000,000         29,998,463
Svenska Handelsbanken .........................         5.30%          4/26/99            15,000,000         15,020,986
                                                                                                           ------------
                                                                                                            100,529,655
                                                                                                           ------------
Yankee Certificates of Deposit - 10.1%
Commerzbank ...................................         5.60%          2/11/99            50,000,000         49,997,305
Credit Agricole ...............................         5.71%          2/26/99            30,000,000         29,997,795
                                                                                                           ------------
                                                                                                             79,995,100
                                                                                                           ------------
Time Deposits - 2 8%
National City Bank ............................         4.00%          1/04/99            22,000,000         22,000,000
                                                                                                           ------------

U.S.  Government Agency Obligations - 2.0%
Federal Home Loan Bank ........................         4.83%          2/03/99            15,000,000         15,000,000
Federal Home Loan Bank ........................         5.11%          8/18/99             1,035,000          1,040,812
                                                                                                           ------------
                                                                                                             16,040,812
                                                                                                           ------------

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1998

==========================================================================================================================
                                                      Yield to                               Par
Security                                              Maturity        Maturity              Value                Value
==========================================================================================================================
Asset Backed Securities - 0.9%
First Sierra Receivables ......................         5.21%          1/12/00          $  7,500,000         $  7,500,000
                                                                                                             ------------


TOTAL INVESTMENTS, at amortized cost - 98.7%                                                                  782,556,187

Other Assets and Liabilities (net) -  1.3%                                                                     10,643,660
                                                                                                             ------------

TOTAL NET ASSETS - 100.0%                                                                                    $793,199,847
                                                                                                             ============

Notes to the Schedule of Investments:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.


    The accompanying notes are an integral part of the financial statements.

                           Merrimac Treasury Portfolio

                   Schedule of Investments - December 31, 1998

==============================================================================================================
                                                           Yield to                     Par
Security                                                   Maturity     Maturity       Value          Value
==============================================================================================================
U.S. Government Obligations - 78.6%

U.S. Treasury Bill ......................................    4.32%       1/14/99   $ 5,000,000   $  4,992,200
U.S. Treasury Bill ...................................... 4.47-4.68%     1/21/99    23,000,000     22,941,133
U.S. Treasury Bill ......................................    4.40%       2/04/99    20,181,000     20,097,137
U.S. Treasury Note ......................................    4.08%       1/15/99     4,000,000      4,003,358
U.S. Treasury Note ......................................    4.69%       1/31/99    14,000,000     14,002,496
U.S. Treasury Note .....................................  4.36-5.03%     2/15/99    13,000,000     13,016,380
U.S. Treasury Note ......................................    4.51%       3/31/99     5,000,000      5,020,335
U.S. Treasury Note ......................................    4.46%       4/15/99     3,000,000      3,021,312
U.S. Treasury Note ......................................    4.47%       4/30/99     3,000,000      3,019,448
                                                                                                 ------------

Total U.S. Government Obligations                                                                  90,113,799
                                                                                                 ------------

U.S. Government Agency Obligations - 20.7%

Student Loan Marketing Association ......................    4.28%       1/04/99    23,788,000     23,779,516
                                                                                                 ------------

TOTAL INVESTMENTS, at amortized cost - 99.3%                                                      113,893,315

Other Assets and Liabilities (net) -  0.7%                                                            832,626
                                                                                                 ------------

TOTAL NET ASSETS - 100.0%                                                                        $114,725,941
                                                                                                 ============


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                      Statements of Assets and Liabilities
                                December 31, 1998

======================================================================================================
                                                             Cash Portfolio         Treasury Portfolio
                                                           --------------------     ------------------
Assets
  Investments, at value (Note 1)                             $       782,556,187     $     113,893,315
  Cash                                                                   155,730                   717
  Interest receivable                                                 10,539,721               858,458
  Deferred organization expense (Note 1)                                  35,052                 4,735
  Prepaid assets                                                         111,216                21,167
                                                            --------------------    ------------------
      Total assets                                                   793,397,906           114,778,392
                                                            --------------------    ------------------

Liabilities
  Management fee payable (Note 2)                                        139,469                14,218
  Other accrued expenses                                                  58,590                38,233
                                                            --------------------    ------------------
      Total liabilities                                                  198,059                52,451
                                                            --------------------    ------------------

Net Assets Applicable to Investors' Beneficial Interests    $        793,199,847    $      114,725,941
                                                            ====================    ==================

                            Statements of Operations
                      For the Year Ended December 31, 1998
================================================================================

                                                                Cash Portfolio      Treasury Portfolio
                                                            --------------------    ------------------
Income
     Interest                                               $         58,239,893    $        2,884,352
                                                            ----------------------  ------------------

Expenses
     Management fee (Note 2)                                           1,760,305                98,068
     Trustee fees and expenses                                            59,497                 5,903
     Insurance                                                            55,995                 6,720
     Audit                                                                29,054                23,393
     Transaction fees                                                     21,130                 7,428
     Amortization of organization expense (Note 1)                        12,150                 1,526
     Legal                                                                 2,112                 2,498
     Miscellaneous                                                         5,405                 4,266
                                                            --------------------    ------------------

         Total expenses                                                1,945,648               149,802

     Less: Management fee waived (Note 2)                               (384,213)                --
                                                            --------------------    ------------------

         Net expenses                                                  1,561,435               149,802
                                                            --------------------    ------------------

Net Investment Income                                                 56,678,458             2,734,550

Net Realized Gain on Investments                                          13,660                   966
                                                            --------------------    ------------------

Net Increase in Net Assets from Operations                  $         56,692,118    $        2,735,516
                                                            ====================    ==================

    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                       Statements of Changes in Net Assets

==================================================================================================================================
                                                             Cash Portfolio                       Treasury Portfolio
                                                     -----------------------------------    --------------------------------------
                                                                                                                  For the Period
                                                                                                                  April 2, 1997
                                                            Year Ended December 31,                              (Commencement
                                                     -----------------------------------       Year Ended        of Operations) to
                                                          1998                1997          December 31, 1998    December 31, 1997
                                                     -----------------    --------------    ------------------  ------------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                           $     56,678,458   $    74,983,944       $   2,734,550     $     2,361,756
     Net realized gain (loss) on investments                   13,660                --                 966              (2,590)
                                                     ----------------   ----------------    ------------------  ----------------
     Net increase in net assets from operations            56,692,118        74,983,944           2,735,516           2,359,166
                                                     ----------------   ----------------    ------------------  ----------------

Transactions in Investors'
Beneficial Interest
     Contributions                                      3,737,889,197     2,193,287,654         360,772,130         255,362,805
     Withdrawals                                       (4,386,229,061)   (1,889,734,150)       (322,698,051)       (183,805,625)
                                                     ----------------   ----------------    ------------------  ----------------
     Net increase (decrease) from investors'
       transactions                                      (648,339,864)      303,553,504          38,074,079          71,557,180
                                                     ----------------   ----------------    ------------------  ----------------

Net Increase (Decrease) in Net Assets                    (591,647,746)      378,537,448          40,809,595          73,916,346


Net Assets
     Beginning of period                                1,384,847,593     1,006,310,145          73,916,346             --
                                                     ================   ================    ==================  ================
     End of period                                   $    793,199,847   $ 1,384,847,593       $ 114,725,941     $    73,916,346
                                                     ================   ================    ==================  ================

                               Supplementary Data

==================================================================================================================================
                                                           Cash Portfolio                           Treasury Portfolio
                                               -----------------------------------------   --------------------------------------
                                                                       November 12, 1996                          April 2, 1997
                                               Year Ended December 31,   (Commencement                            (Commencement
                                               ----------------------  of Operations) to     Year Ended         of Operations) to
                                                  1998      1997       December 31, 1996   December 31, 1998    December 31, 1997
                                               ---------  -----------  -----------------   -----------------  -------------------
    Annualized Ratios to Average Net Assets
     Net expenses                                  0.15%        0.16%           0.12%                0.26%                0.29%
     Net investment income                         5.47%        5.51%           5.45%                4.74%                5.06%
     Net expenses, before waiver                   0.19%        0.19%           0.21%                   NA                   NA
     Net assets, end of period (000s omitted)   $793,200   $1,384,848      $1,006,310             $114,726              $73,916

The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies

     The Merrimac Master Portfolio (the "Portfolio Trust") was organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") and the Merrimac Treasury Portfolio (the "Treasury Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust.

     The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment Security Valuations

     Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. Securities Transactions and Income

     Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the Portfolios are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. Federal Income Taxes

     Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. Repurchase Agreements

     It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Cash Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

     E. Deferred Organization Expense

     Costs incurred by each Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Portfolio.

                            Merrimac Master Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)  Management Fee and Affiliated Transactions

     The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and Aeltus Investment Management, Inc. ("Aeltus") serves as sub-adviser to the Treasury Portfolio. For its services to the Portfolios, each sub-adviser is paid a monthly fee by Investors Bank. For its services as investment sub-adviser to the Cash Portfolio, AAM is rendered an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. For its services as investment sub-adviser to the Treasury Portfolio, Aeltus is paid a monthly fee by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of the Treasury Portfolio. The Portfolios do not pay a fee directly to either sub-adviser for such services.

     Prior to September 1, 1998, The Bank of New York ("BNY") served as sub-adviser to the Cash Portfolio. A new Sub-Adviser Agreement with AAM was approved by the Board of Trustees at a meeting held on July 30, 1998 and by shareholders at a meeting of shareholders held on August 28, 1998.

     Investors Bank serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiares are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios. Investors Bank and BNY voluntarily collectively reduced their fees by $384,213 for the Cash Portfolio during the year ended December 31, 1998.

     Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)  Investment Transactions

     Purchases and combined maturities and sales for the respective Portfolios for the year ended December 31, 1998 were aggregated as follows:

                                                     Cash Portfolio           Treasury Portfolio
                                                 -----------------------    -----------------------
         Purchases                                  $ 47,041,977,701            $ 3,117,322,595
         Combined Maturities and Sales               (47,664,010,769)            (2,978,683,229)

(4)  Subsequent Events

     Effective January 4, 1999, M&I Investment Management Corp. ("M&I") replaced Aeltus as sub-adviser of the Treasury Portfolio. The new Sub-Adviser Agreement with M&I was approved by the Board of Trustees at a meeting held on October 26, 1998 and by shareholders at a meeting of shareholders held on December 18, 1998.

     Effective January 4, 1999, the Treasury Portfolio will only invest in direct obligations of the U.S. Treasury. This non-fundamental investment policy change was approved by the Board of Trustees at a meeting held on October 26, 1998.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and
Owners of Beneficial Interest of
Merrimac Master Portfolio

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio and the Merrimac Treasury Portfolio (collectively, the "Portfolios"), the two series comprising the Merrimac Master Portfolio (the "Portfolio Trust"), as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 18, 1999

                     Standish, Ayer & Wood Investment Trust
                   Standish Short-Term Asset Reserve Portfolio

                   Schedule of Investments - December 31, 1998

======================================================================================================================
                                                         Expected
                                                         Maturity                            Par             Value
Security                                       Rate     (Unaudited)      Maturity           Value          (Note 1A)
======================================================================================================================
BONDS AND NOTES -- 86.0%

Asset Backed -- 38.4%
Advanta Mortgage Loan Trust 1993-4 A1         5.500%    03/28/01        03/25/2010        $  546,589   $     535,615
Amresco 1997-1 B1A Non-ERISA FRN(a)           6.456%    02/28/99        03/25/2027         5,550,000       5,249,086
Auto Finance Group 1997-A A                   6.350%    12/05/99        10/15/2002         2,342,740       2,351,526
BCI Home Equity 1994-1 B(a)                   6.220%    02/28/99        03/29/2044         1,442,502       1,433,025
Case Equipment Loan Trust 1997-B C            6.410%    02/26/00        09/15/2004         3,978,465       3,987,790
Charming Shoppes Master Trust 1994-1 A        7.000%    04/13/99        04/15/2003         3,500,000       3,509,844
Charter Financial Corp 1994-1A                7.400%    11/20/98        10/25/2001           304,290         304,290
Chase Manhattan Auto Owner 1997-B             6.750%    03/15/01        01/15/2004         3,825,000       3,923,912
Chase Manhattan Credit Card
  Master Trust 1996-3 A                       7.040%                    02/15/2004         5,000,000       5,193,359
Chemical Master Credit Card Trust 1995-2 A    6.230%    08/24/00        06/15/2003         5,140,000       5,215,455
Delta Funding Home Equity 1996-1 A5           7.400%    10/24/00        07/25/2013         5,000,000       5,094,531
Delta Funding Home Equity 1998-2 A3F          6.240%    10/16/06        05/15/2025         3,000,000       3,004,102
Delta Funding Home Equity Loan 1998-1 2A(a)   5.252%    03/31/99        05/25/2030         3,237,262       3,213,994
Equicredit Home Equity 1993-4 A               5.725%    02/27/01        12/15/2008         1,011,564       1,007,771
Equicredit Home Equity 1998-1 A3F             6.225%    12/12/00        12/15/2012         2,852,000       2,859,130
Green Tree Acc Corp. 1998-6 A3                5.930%    10/05/00        04/01/2009         6,050,000       6,070,752
Greentree Home Equity 1997-3 A2               6.490%    04/04/99        07/15/2028         1,323,317       1,324,971
Gulf States Auto Grantor Trust 1996-B A       6.600%    10/07/99        05/25/2003         2,385,720       2,387,956
IMC Home Equity Ln Trust 97-3 A4              6.840%    11/21/99        10/20/2013         5,000,000       5,004,688
IMC Home Equity Trust 1996-3 A3               7.270%    04/29/99        04/25/2011         2,520,792       2,523,549
Independent National Mortgage
  Corp. 1998-2 A2                             6.170%    04/30/01        12/25/2011         4,900,000       4,906,125
Premier Auto Trust 1997-2 A2                  6.010%                    11/06/1999         1,018,888       1,018,888
Standard Credit Card 1994-3 B                 7.000%    04/05/99        04/07/2001         2,225,000       2,231,252
Standard Credit Card 1998-1 A6(a)             6.737%    03/31/99        03/23/2003         4,674,000       4,672,539
TMS Home Equity 1996-A5 ERISA                 6.850%    10/11/99        06/15/2019         4,000,000       4,023,125
TMS Home Equity 1996-C A3                     7.070%    04/19/99        12/15/2016         2,682,684       2,692,745
TMS Home Equity Trust 1996-D A1O(a)           5.851%    03/31/99        04/15/2028         2,904,962       2,885,295
TMS Home Equity Trust 1998-1 AV1(a)           5.710%    03/31/99        06/15/2029         4,102,512       4,070,461
UCFC Home Equity Loan Trust 1994-D A4         8.775%    09/08/99        02/10/2016         3,746,554       3,809,777
UCFC Home Equity Loan Trust 1996 A1 A5        6.500%    10/01/99        03/15/2016         4,000,000       4,005,000
World Omni Auto Lease 1996-A A1 ERISA         6.300%    02/28/99        06/25/2002         1,920,321       1,922,721

                                                                                                       --------------
Total Asset Backed (Cost $100,909,568)                                                                   100,433,274
                                                                                                       --------------

Corporate -- 39.5%

Bank Bonds -- 10.0%
Banponce Corp.                                6.270%                    03/04/1999         6,400,000       6,402,739
Huntington Bank                               6.150%                    01/07/1999         1,550,000       1,550,047
Key Corp.                                     8.400%                    04/01/1999         5,300,000       5,339,008
MBNA Corp.(a)                                 5.756%                    05/05/1999         3,000,000       3,001,020
MTN-MBNA American Bank                        7.120%                    04/12/1999         2,850,000       2,860,517
Nations Bank                                  5.750%                    03/15/2001         2,500,000       2,521,250

The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Short-Term Asset Reserve Portfolio

                   Schedule of Investments - December 31, 1998

======================================================================================================================
                                                         Expected
                                                         Maturity                            Par             Value
Security                                       Rate     (Unaudited)      Maturity           Value          (Note 1A)
======================================================================================================================
Bank Bonds (continued)
Sovereign Bancorp                             6.750%                    07/01/2000       $ 4,555,000   $   4,565,112
                                                                                                       --------------
                                                                                                          26,239,693
                                                                                                       --------------
Financial -- 20.6%
American Express Centuri Bank(a)              5.644%                    07/12/1999         2,500,000       2,502,800
Bear Stearns Co.                              7.625%                    09/15/1999         1,000,000       1,013,350
Bear Stearns Co.(a)                           4.300%                    01/14/1999         2,800,000       2,786,000
Beneficial Corp.                              8.170%                    11/09/1999         3,950,000       4,046,420
Carramerica Realty Corp.                      6.625%                    10/01/2000         3,050,000       3,042,406
Chrysler Corp. Medium Term Notes              5.250%                    10/19/2000         2,750,000       2,732,895
CIT Group Holdings                            6.250%                    09/30/1999         5,000,000       5,043,600
Conseco                                       6.400%                    06/15/2001         6,500,000       6,261,970
Dean Witter Discover(a)                       4.240%                    03/10/1999         2,800,000       2,753,940
Finova Financial Corp.                        6.750%                    03/25/1999         5,000,000       5,009,750
Goldman Sachs, Inc. 144A(a)                   5.604%                    01/26/1999         3,000,000       3,000,000
Household Financial Corp.                     6.000%                    05/08/2000         2,000,000       2,010,044
Lehman Brothers                               6.330%                    08/01/2000         3,000,000       2,994,990
Lehman Brothers Holding Inc.                  6.000%                    02/26/2001         4,000,000       3,970,459
Wellsford Residential Property REIT(a)        5.570%    03/31/99        11/24/1999         6,750,000       6,753,780
                                                                                                       --------------
                                                                                                          53,922,404
                                                                                                       --------------
Industrial Bonds -- 8.9%
Chrysler Finance Corp. Senior Notes           9.500%                    12/15/1999         3,000,000       3,117,660
Coca-Cola Co.  144A                           6.000%                    03/15/2001         4,175,000       4,217,151
COMDISCO Inc.                                 6.500%                    06/15/2000         5,750,000       5,772,310
Cox Enterprises 144A                          6.250%                    08/26/1999         6,460,000       6,488,657
USA Waste Services Inc.                       6.125%                    07/15/2001         3,500,000       3,533,639
                                                                                                       --------------
                                                                                                          23,129,417
                                                                                                       --------------

Total Corporate (Cost $103,374,695)                                                                      103,291,514
                                                                                                       --------------
Government/Other -- 3.6%

EuroDollar -- 0.9%
St. Georges Euro(a)                           6.750%    03/31/99        07/14/2000         2,285,800       2,285,800
                                                                                                       --------------
Yankee Bonds -- 2.7%
St. Georges Bank 144A Notes                   6.875%                    04/01/1999         2,150,000       2,159,030
Tyco International                            6.125%                    06/15/2001         5,000,000       5,048,150

                                                                                                       --------------
                                                                                                           7,207,180
                                                                                                       --------------
Total Government/Other (Cost $9,450,556)                                                                   9,492,980
                                                                                                       --------------
U.S. Government Agency -- 4.5%

Pass Thru Securities -- 4.5%
FHLMC(a)                                      7.855%    02/01/23        02/01/2023           113,356         113,626
FHLMC Gold 5 Yr                               7.000%    04/30/99        08/01/1999         1,003,167       1,008,810

The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Short-Term Asset Reserve Portfolio

                   Schedule of Investments - December 31, 1998

======================================================================================================================
                                                         Expected
                                                         Maturity                            Par             Value
Security                                       Rate     (Unaudited)      Maturity           Value          (Note 1A)
======================================================================================================================
Pass Thru Securities (continued)
FHLMC Gold 5 Yr                               8.000%    08/31/99        02/01/2000 -
                                                                        07/01/2000        $  980,108   $     998,790
FNMA                                          5.920%    07/05/99        07/05/2001         5,000,000       5,013,300
FNMA                                          8.500%    01/31/02        12/01/2026         4,553,516       4,768,351
                                                                                                       --------------
Total U.S. Government Agency (Cost $11,887,485)                                                           11,902,877
                                                                                                       --------------
TOTAL BONDS AND NOTES (COST $225,622,304)                                                                225,120,645
                                                                                                       --------------
SHORT-TERM INVESTMENTS -- 13.1%

Commercial Paper -- 7.7%
Cummings Engine Corp.                         0.000%                    02/19/99           7,300,000       7,224,078
Browning Ferris Corp.                         6.200%                    01/14/99           5,000,000       4,950,917
Ciesco                                        5.350%                    02/04/99           5,000,000       4,972,507
Occidental Petroleum                          6.150%                    01/04/99           3,000,000       2,984,112
                                                                                                       --------------
                                                                                                          20,131,614
                                                                                                       --------------
U.S. Government Agency -- 4.7%
FHMLC Discount Notes                          4.980%                    01/08/99           1,650,000       1,649,093
FNMA Discount Notes                           4.800%                    01/07/99           1,000,000         999,590
FHLB Discount Notes                           4.250%                    01/07/99           9,800,000       9,789,996
                                                                                                       --------------
                                                                                                          12,438,679
                                                                                                       --------------
Repurchase Agreements -- 0.7%
Prudential-Bache Repurchase Agreement, dated 12/31/98, due 1/4/99, with a maturity value of $1,713,148 and an effective yield of 3.95%, collateralized by a U.S. Government Agency Obligation with a rate of 7.685%, a maturity date of
12/1/24 and a market value of $1,746,704.                                                                  1,712,397
                                                                                                       --------------

TOTAL SHORT-TERM INVESTMENTS (COST $34,299,874)                                                           34,282,690
                                                                                                       --------------
TOTAL INVESTMENTS -- 99.1% (Cost $259,922,178)                                                         $ 259,403,335

Other Assets, Less Liabilities-- 0.9%                                                                      2,335,085
                                                                                                       ==============

NET ASSETS -- 100%                                                                                     $ 261,738,420
                                                                                                       ==============

Notes to the Schedule of Investments:

144A  - Securities exempt from registration under Rule 144A of the Securities
        Act of 1933. These securities may be resold in transactions exempt from registration.
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
REIT  - Real Estate Investment Trust
(a)     Variable Rate Security; rate indicated is as of 12/31/98.

The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                   Standish Short-Term Asset Reserve Portfolio

                       Statement of Assets and Liabilities
                                December 31, 1998

============================================================================================
Assets
  Investments, at value (Note 1A) (identified cost, $259,922,178)               $259,403,335
  Interest and dividends receivable                                                2,277,529
  Reclaim receivable                                                                  78,507
  Deferred organization costs (Note 1E)                                                8,097
  Prepaid expenses                                                                     1,992
                                                                                ------------
    Total assets                                                                 261,769,460
                                                                                ------------

Liabilities
  Accrued accounting and custody fees                           $10,017
  Accrued trustees' fees and expenses (Note 2)                    4,490
  Accrued expenses and other liabilities                         16,533
                                                                -------
    Total liabilities                                                                 31,040
                                                                                ------------
Net Assets (applicable to investors' beneficial interests)                      $261,738,420
                                                                                ============

The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                   Standish Short-Term Asset Reserve Portfolio

                             Statement of Operations
                         For the period January 2, 1998
                         (commencement of operations) to
                                December 31, 1998

==============================================================================================
Investment Income (Note 1C)
   Interest income                                                               $ 17,434,018
                                                                                 -------------

       Total income                                                                17,434,018

Expenses
   Investment advisory fee (Note 2)                                $ 709,540
   Accounting and custody fees                                       121,516
   Legal and audit services                                           27,429
   Trustees' fees and expenses (Note 2)                               17,152
   Insurance expense                                                   6,294
   Amortization of organization expense (Note 1E)                      2,017
   Miscellaneous                                                         800
                                                                   ----------

       Total expenses                                                                 884,748
                                                                                 -------------

          Net investment income                                                    16,549,270
                                                                                 -------------

Realized and Unrealized Gain (Loss)
   Net realized gain
       Investment securities transactions                             67,070
                                                                   ----------

          Net realized gain                                                            67,070

   Change in unrealized appreciation (depreciation)
       Investment securities                                        (632,740)
                                                                   ----------

          Change in net unrealized appreciation (depreciation)                       (632,740)
                                                                                 -------------

       Net realized and unrealized loss                                              (565,670)
                                                                                 -------------

Net Increase in Net Assets from Operations                                       $ 15,983,600
                                                                                 =============




    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                   Standish Short-Term Asset Reserve Portfolio

                       Statements of Changes in Net Assets

=====================================================================================================
                                                                              For the Period
                                                                             January 2, 1998
                                                                       (commencement of operations)
                                                                            December 31, 1998
                                                                      -------------------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                     $  16,549,270
   Net realized gain                                                                67,070
   Change in net unrealized appreciation (depreciation)                           (632,740)
                                                                             --------------
      Net increase in Net Assets from Investment
      Operations                                                                15,983,600
                                                                             --------------

Capital Transactions
   Assets contributed by Standish Short Term Asset
      Reserve Fund at commencement (including
      unrealized appreciation of $113,897)                                     248,286,826
   Contributions                                                               305,080,235
   Withdrawals                                                                (307,612,241)
                                                                             --------------
      Increase in Net Assets resulting from
      capital transactions                                                     245,754,820
                                                                             --------------

Total Increase in Net Assets                                                   261,738,420

Net Assets
   At beginning of period                                                                --
                                                                             --------------

   At end of period                                                          $ 261,738,420
                                                                             ==============


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                   Standish Short-Term Asset Reserve Portfolio

                                Supplemental Data

===================================================================================================
                                                                              For the period
                                                                             January 2, 1998
                                                                       (commencement of operations)
                                                                            December 31, 1998
                                                                       ----------------------------
Ratios:
Expenses (to average daily net assets)                                           0.31%+
Net investment income (to average daily net assets)                              5.83%+
Portfolio Turnover                                                                113%
Net assets, end of period (000s omitted)                                     $261,738

------------------------------
+ Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Short-Term Asset Reserve Portfolio

                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Account Policies:

     Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended as an open-end, management investment company. Standish Short-Term Asset Reserve Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     On January 2, 1998 the Short-Term Asset Reserve Fund contributed substantially all of its investable assets to the Portfolio. At December 31, 1998 there were two funds invested in the Portfolio. The value of each Fund's investment in the Portfolio reflects the Funds' proportionate interest in the net assets of the Portfolio. The proportionate interest at December 31, 1998 of the Standish Short-Term Asset Reserve Fund and the Merrimac Short-Term Asset Reserve Series were approximately 99.6% and 0.4%, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-date period that amortized cost does not represent fair value.

     B. Repurchase agreements

     It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collaterial in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

                     Standish, Ayer & Wood Investment Trust
                   Standish Short-Term Asset Reserve Portfolio

                         Notes to Financial Statements
--------------------------------------------------------------------------------

     D. Income Taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. Deferred Organizational Expenses

     Costs incurred by the Portfolio in connectionw with its organiation and initial registration are being amortized on a straight-line basis through January 2003.

(2)  Investment Advisory Fee:

     The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory services is paid monthly at the annual rate of 0.25% of the Portfolio's average daily net assets. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                    Purchases          Sales
                                                   ------------    ------------
U.S. Government Securities .....................   $128,744,468    $104,806,778
                                                   ============    ============
Investments (non-U.S. Government Securities) ...   $233,419,802    $101,952,506
                                                   ============    ============

(4)  Federal Income Tax Basis of Investment Securities:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1998, as computed on a federal income tax basis, were as follows:

Aggregate Cost ....................................   $259,922,178
                                                      ============
Gross unrealized appreciation .....................        438,305
Gross unrealized depreciation .....................       (957,148)
                                                      ------------
Net unrealized depreciation .......................   $   (518,843)
                                                      ============

                     Standish, Ayer & Wood Investment Trust
                   Standish Short-Term Asset Reserve Portfolio

                         Notes to Financial Statements
--------------------------------------------------------------------------------

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A & B of the Master Portfolio registration statement.

     The Portfolio trades the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to hedge against risks of market exposure and changes in security prices, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market, or if the counterparties do not perform under the contracts terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option purchased by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no outstanding written option contracts at December 31, 1998.

                          Independent Auditors' Report

To the Trustees of Standish, Ayer & Wood Master Portfolio and Investors of Standish Short-Term Asset Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplemental data present fairly, in all material respects, the financial position of Standish Short-Term Asset Reserve Portfolio, at December 31, 1998, the results of its operations, the changes in its net assets and the supplemental data for the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and supplemental data (herein referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 1999